STOCK-BASED COMPENSATION (Schedule of Fair Value Assumptions) (Details)	Oct. 26, 2010 $ / shares
STOCK-BASED COMPENSATION [Abstract]
Risk-free interest rate	1.93%
Expected term	5 years
Expected volatility	40.98%
Expected dividend yield	0.00%
Fair value of share option	$ 1.41